Leasing Arrangements	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]

The Company has operating leases that cover various operating and administrative facilities and certain operating equipment.  In most cases, the Company expects that these leases will be renewed, or replaced by other operating leases, in the normal course of business.  There are no significant contingent rentals in the Company’s operating leases.  Omnicare, Inc. routinely guarantees many of the lease obligations of its subsidiaries in the normal course of business.

The following is a schedule of future minimum rental payments required under operating leases that have initial or remaining non-cancelable terms in excess of one year as of December 31, 2013 (in thousands):

Year ended
December 31,
2014	$26,113
2015	19,447
2016	18,147
2017	14,264
2018	10,587
Later years	21,086
Total minimum payments required	$109,644

Aggregate minimum rentals scheduled to be received in the future under non-cancelable subleases as of December 31, 2013, which would serve to partially reduce the total minimum payments required as presented in the table above, are not significant.

Total rent expense under operating leases for the years ended December 31, 2013, 2012 and 2011 was $48 million, $54 million and $52 million, respectively.